Share-based compensation - Summary of Stock Option Activity (Details)	9 Months Ended	12 Months Ended				48 Months Ended	72 Months Ended
	Jan. 19, 2022 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
2013 ISOP
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Outstanding at beginning of period (in shares)		560,980	606,980	657,980
Granted (in shares)							0
Exercised (in shares)		(68,000)	(32,000)	(39,000)
Forfeited (in shares)		(12,000)	(14,000)	(12,000)
Outstanding at end of period (in shares)		480,980	560,980	606,980	657,980	480,980	480,980
Exercisable (in shares)		480,980	560,980	606,980		480,980	480,980
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Outstanding at end of period (in dollars per share) | $ / shares		$ 3.18	$ 3.03	$ 3.00	$ 2.92	$ 3.18	$ 3.18
Exercised (in dollars per share) | $ / shares		1.96	3.16	2.52
Forfeited (in dollars per share) | $ / shares		3.17	1.75	0.05
Outstanding at beginning of period (in dollars per share) | $ / shares		3.03	3.00	2.92
Exercisable (in dollars per share) | $ / shares		$ 3.18	$ 3.03	$ 3.00		$ 3.18	$ 3.18
Weighted average remaining life in years
Outstanding		1 year 8 months 23 days	2 years 6 months 14 days	3 years 5 months 26 days	4 years 2 months 26 days
Exercisable		1 year 8 months 23 days	2 years 6 months 14 days	3 years 5 months 26 days
2019 ISOP
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Outstanding at beginning of period (in shares)		2,308,760	2,402,510	2,629,516
Granted (in shares)						0
Exercised (in shares)	0	(40,373)	(38,250)	(32,000)
Forfeited (in shares)		(15,000)	(55,500)	(195,006)
Outstanding at end of period (in shares)		2,253,387	2,308,760	2,402,510	2,629,516	2,253,387	2,253,387
Exercisable (in shares)		2,253,367	2,033,490	1,651,493		2,253,367	2,253,367
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Outstanding at end of period (in dollars per share) | $ / shares		$ 5.00	$ 4.97	$ 4.97	$ 4.96	$ 5.00	$ 5.00
Exercised (in dollars per share) | $ / shares		3.49	4.12	4.06
Forfeited (in dollars per share) | $ / shares		5.06	5.46	4.94
Outstanding at beginning of period (in dollars per share) | $ / shares		4.97	4.97	4.96
Exercisable (in dollars per share) | $ / shares		$ 5.00	$ 4.80	$ 4.64		$ 5.00	$ 5.00
Weighted average remaining life in years
Outstanding		4 years 5 months 1 day	5 years 4 months 24 days	6 years 3 months 18 days	7 years 2 months 15 days
Exercisable		4 years 5 months 1 day	5 years 3 months 21 days	6 years 10 days
2021 EIP
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Outstanding at beginning of period (in shares)		9,044,607	5,708,059	2,624,297
Granted (in shares)		3,280,275	3,840,087	3,734,266
Exercised (in shares)		(29,412)	(49,119)	0
Forfeited (in shares)		(909,956)	(454,420)	(645,310)
Outstanding at end of period (in shares)		11,385,514	9,044,607	5,708,059	2,624,297	11,385,514	11,385,514
Exercisable (in shares)		4,989,270	2,806,356	1,155,231		4,989,270	4,989,270
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Outstanding at end of period (in dollars per share) | $ / shares		$ 5.72	$ 6.69	$ 7.84	$ 12.32	$ 5.72	$ 5.72
Granted (in dollars per share) | $ / shares		3.29	4.78	4.44
Exercised (in dollars per share) | $ / shares		2.78	2.87
Forfeited (in dollars per share) | $ / shares		6.69	5.37	6.43
Outstanding at beginning of period (in dollars per share) | $ / shares		6.69	7.84	12.32
Exercisable (in dollars per share) | $ / shares		$ 7.97	$ 10.22	$ 14.64		$ 7.97	$ 7.97
Weighted average remaining life in years
Outstanding		7 years 11 months 23 days	8 years 4 months 24 days	8 years 8 months 26 days	8 years 10 months 17 days
Exercisable		7 years 1 month 9 days	7 years 4 months 13 days	7 years 6 months 25 days